CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Conservation Buffer-Fully Phased-In	2.50%
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 581,700
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,709,422	$ 1,568,815
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1216	0.1173
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 984,145	$ 936,192
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,754,584	$ 1,613,480
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1248	0.1206
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,195,033	$ 1,136,805
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 2,057,877	$ 1,907,441
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1464	0.1426
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,476,218	$ 1,404,289
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,754,584	$ 1,613,480
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0998	0.0970
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 702,969	$ 665,125
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.040	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,751,512	$ 1,701,338
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1248	0.1273
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 982,565	$ 935,746
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 912,382	$ 868,907
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,752,054	$ 1,701,840
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1248	0.1273
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,193,114	$ 1,136,263
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Tier One Risk Based Capital Required For Capital Adequacy With Buffer To Risk Weighted Assets	0.0800	0.0800
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 1,122,931	$ 1,069,424
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,912,456	$ 1,830,677
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1362	0.1369
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,473,847	$ 1,403,619
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,403,664	$ 1,336,780
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,752,054	$ 1,701,840
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0997	0.1024
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 702,666	$ 664,781
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 878,333	$ 830,976
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500